RELATED PARTY TRANSACTIONS - TRANSACTIONS WITH SINOPEC GROUP COMPANY AND FELLOW SUBSIDIARIES, ASSOCIATES AND JOINT VENTURES - AMOUNTS DUE FROM/TO RELATED PARTIES - NARRATIVE (Details) - CNY (¥)
¥ in Millions
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Trade accounts receivable	¥ 46,364	¥ 34,861
Financial assets at fair value through other comprehensive income	4,237	6,706
Prepaid expenses and other current assets	64,639	69,431
Long-term prepayments and other assets	72,812	70,030
Contract liabilities	125,444	124,622
Other payables	178,146	239,688
Other long-term liabilities	14,983	19,243
Long-term loans excluding current portion from Sinopec Group Company and fellow subsidiaries	22,255	13,690
Lease liabilities (including to be paid within one year)	182,411	185,406
Sinopec Group Company and fellow subsidiaries, associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Trade accounts receivable	11,480	8,655
Financial assets at fair value through other comprehensive income	596	186
Prepaid expenses and other current assets	10,375	14,537
Long-term prepayments and other assets	8,633	3,116
Total	31,084	26,494
Trade accounts payable and bills payable	38,337	14,170
Contract liabilities	4,736	4,677
Other payables	38,312	50,649
Other long-term liabilities	5,180	2,779
Short-term loans and current portion of long-term loans from Sinopec Group Company and fellow subsidiaries	7,292	2,873
Long-term loans excluding current portion from Sinopec Group Company and fellow subsidiaries	22,255	13,690
Lease liabilities (including to be paid within one year)	156,537	158,761
Total	¥ 272,649	¥ 247,599